                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Perseus LLC
Address:   2099 Pennsylvania Avenue, N.W., Suite 900
           Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa Y. Bernstein
Title:   Secretary & Treasurer
Phone:   202-452-0101

Signature, Place, and Date of Signing:


/s/ Teresa Bernstein                    Washington, D.C.   5/15/2008
-------------------------------------   ----------------   ---------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:    $136,219
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE

SOLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Cardiac Science Corp         COM            14141A108  $25,508 3,054,885 SH       DEFINED             3,054,885
Clean Energy Fuels Corp      COM            184499101  $ 2,285   171,029 SH       DEFINED               171,029

JOINT

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------------
                                                                                                          VOTING AUTHORITY
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED  NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
Allos Therapeutics Inc       COM            019777101  $ 5,541   911,353 SH       OTHER                           911,353
Auxilium Pharmaceuticals Inc COM            05334D107  $32,521 1,216,180 SH       OTHER                         1,216,180
Barrier Therapeutics Inc     COM            06850R108  $11,337 3,324,734 SH       OTHER                         3,324,734
Replidyne Inc                COM            76028W107  $ 2,083 1,487,808 SH       OTHER                         1,487,808
MAP Pharmaceuticals Inc      COM            56509R108  $56,944 4,076,169 SH       OTHER                         4,076,169